Financial Statement Schedule I - Condensed Financial Information of Parent Company Consolidated Statements of Comprehensive (Loss) / Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net income	¥ 365,631	$ 52,284	¥ 342,082	¥ 640,831
Other comprehensive income/(loss)
Change in cumulative foreign currency translation adjustments	(26,279)	(3,758)	16,971	15,391
Total comprehensive income	351,037	50,197	334,970	656,222
Parent Company
Condensed Statement of Income Captions [Line Items]
Net income	365,631	52,284	342,082	640,830
Other comprehensive income/(loss)
Change in cumulative foreign currency translation adjustments	(26,279)	(3,758)	16,971	15,391
Unrealized loss on available-for-sale investments, net of tax effect of nil	11,685	1,671	(24,083)	0
Total comprehensive income	¥ 351,037	$ 50,197	¥ 334,970	¥ 656,221